Net revenues - summary of revenue (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Sales of goods	€ 107,219	€ 107,497	€ 107,095
Services provided	2,217	2,237	1,600
Contract revenues	929	737	1,309
Lease installments from assets sold with a buy-back commitment	421	405	403
Interest income of financial services activities	148	142	188
Total Net revenues	€ 110,934	€ 111,018	€ 110,595